Other operating (income) / expense (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Other operating (income) / expense [Abstract]
Provision made for damages to be recognized as claims when recovery can be assured	$ 315,498
Voluntary special contribution	195,499
Insurance recoveries		$ 522,781